STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (FY) - USD ($)	Common Stock Class A Common Stock	Common Stock Class B Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Beginning balance at Dec. 22, 2019			$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss			0	(1,000)	$ (1,000)
Ending balance at Dec. 31, 2019			0	(1,000)	(1,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B common stock to Sponsor		$ 575	24,425		25,000
Issuance of Class B common stock to Sponsor (in shares)		5,750,000
Ending balance at Mar. 31, 2020		$ 575	24,425	(1,000)	24,000
Beginning balance at Dec. 31, 2019			0	(1,000)	(1,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					(453,098)
Ending balance at Sep. 30, 2020	$ 65	575		(19,823,320)	(19,822,680)
Beginning balance at Dec. 31, 2019			0	(1,000)	(1,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B common stock to Sponsor		$ 575	24,425	0	25,000
Issuance of Class B common stock to Sponsor (in shares)		5,750,000
Sale of 650,000 Private Placement Units	$ 65		6,123,809	0	6,123,874
Sale of units, Private Placement Units	650,000
Class A common stock subject to possible redemption			(6,148,234)	(19,369,222)	(25,517,456)
Net loss				(2,061,769)	(2,061,769)
Ending balance at Dec. 31, 2020	$ 65	$ 575		(21,431,991)	(21,431,351)
Balance at the end (in shares) at Dec. 31, 2020	650,000	5,750,000
Beginning balance at Mar. 31, 2020		$ 575	24,425	(1,000)	24,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	$ 0	0	0	0	0
Ending balance at Jun. 30, 2020		575	24,425	(1,000)	24,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss				(453,098)	(453,098)
Ending balance at Sep. 30, 2020	65	575		(19,823,320)	(19,822,680)
Beginning balance at Dec. 31, 2020	65	575		(21,431,991)	(21,431,351)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss				4,641,710	4,641,710
Ending balance at Mar. 31, 2021	65	575		(16,790,281)	(16,789,641)
Beginning balance at Dec. 31, 2020	$ 65	$ 575		(21,431,991)	(21,431,351)
Balance at the beginning (in shares) at Dec. 31, 2020	650,000	5,750,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					696,532
Ending balance at Sep. 30, 2021	$ 65	$ 575	0	(20,735,459)	(20,734,819)
Beginning balance at Mar. 31, 2021	65	575		(16,790,281)	(16,789,641)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss				(4,669,435)	(4,669,435)
Ending balance at Jun. 30, 2021	65	575		(21,459,716)	(21,459,076)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss				724,257	724,257
Ending balance at Sep. 30, 2021	$ 65	$ 575	$ 0	$ (20,735,459)	$ (20,734,819)